NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Pointer shareholders	$ 13,453	$ 6,320	$ 1,833
Effect of diluting securities	0	0	0
Numerator for diluted net earnings per share - Net income (loss)	13,453	6,320	1,833
Denominator for basic net earnings per share - weighted-average number of shares outstanding	7,446	5,558	5,166
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	7,727	5,697	5,166
Basic net earnings (loss) per share from continuing operations	$ 1.81	$ 1.14	$ 0.35
Diluted net earnings (loss) per share from continuing operations	$ 1.74	$ 1.10	$ 0.35
Discontinued Operations [Member]
Numerator:
Net income (loss) attributable to Pointer shareholders	0	0	(630)
Numerator for diluted net earnings per share - Net income (loss)	$ 0	$ 0	$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding	0	0	5,166
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	0	0	5,166
Basic net earnings (loss) per share from continuing operations	$ 0	$ 0	$ (0.12)
Diluted net earnings (loss) per share from continuing operations	$ 0	$ 0	$ (0.12)